Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F/A
Amendment Flag	true
Amendment Description	Enthusiast Gaming Holdings Inc. (the “Registrant”), is filing this Amendment No. 1 (the “Amendment”) to Form 40-F (the “Form 40-F/A”) for the year ended December 31, 2021, to furnish Exhibits 101 and 104, which provide certain items from the Registrant's Form 40-F formatted in eXtensible Business Reporting Language (“XBRL”). In accordance with the policy of the Securities and Exchange Commission (the “Commission”) stated in Release No. 33-9002, the Registrant is filing this Form 40-F/A within the 30-day period available to first-time XBRL filers following the filing of the Registrant's Form 40-F, as filed with the Commission on March 28, 2022 (the “Original Filing”).
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40331
Entity Registrant Name	Enthusiast Gaming Holdings Inc. / Canada
Entity Central Index Key	0001854233
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	90 Eglinton Avenue East
Entity Address, Address Line Two	Suite 805
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M4P 2Y3
City Area Code	604
Local Phone Number	785-0850
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	EGLX
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	133,549,269
ICFR Auditor Attestation Flag	false
Auditor Firm ID	85
Auditor Name	KPMG LLP
Auditor Location	Toronto
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System